S000017040 [Member] Investment Objectives and Goals - Equity Aggressive Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Equity Aggressive Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide high long term capital appreciation.